Distribution to Shareholders - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	Mar. 19, 2020	Mar. 12, 2019
Dividend Paid [Member]
Distribution to shareholders [Line Items]
Cash dividend paid	$ 158,649	$ 128,607
Dividend payable date	Apr. 30, 2020	Apr. 30, 2019
Dividend record date	Apr. 08, 2020	Apr. 05, 2019
Ex-dividend date	Apr. 07, 2020	Apr. 04, 2019
American Depository Shares [Member] | Dividend Declared [Member]
Distribution to shareholders [Line Items]
Cash dividend amount per share	$ 0.76	$ 0.62
Common Stock [Member] | Dividend Declared [Member]
Distribution to shareholders [Line Items]
Cash dividend amount per share	$ 0.38	$ 0.31